Exhibit 99.1

World Omni Auto Receivables Trust 2017-A
Monthly Servicer Certificate
May 31, 2021

Dates Covered
Collections Period	05/01/21 - 05/31/21
Interest Accrual Period	05/17/21 - 06/14/21
30/360 Days	30
Actual/360 Days	29
Distribution Date	06/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/21	135,350,465.92	17,168
Yield Supplement Overcollateralization Amount 04/30/21	2,969,631.52	0
Receivables Balance 04/30/21	138,320,097.44	17,168
Principal Payments	9,929,638.57	453
Defaulted Receivables	114,711.69	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/21	2,637,793.92	0
Pool Balance at 05/31/21	125,637,953.26	16,703

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.35%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	2,553,213.77	224
Past Due 61-90 days	542,752.38	51
Past Due 91-120 days	44,601.59	5
Past Due 121+ days	0.00	0
Total	3,140,567.74	280

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.45%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.46%
Delinquency Trigger Occurred	NO

Recoveries	310,823.63
Aggregate Net Losses/(Gains) - May 2021	(196,111.94)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-1.70%
Prior Net Losses Ratio	-0.96%
Second Prior Net Losses Ratio	-1.08%
Third Prior Net Losses Ratio	-0.60%
Four Month Average	-1.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.21%

Overcollateralization Target Amount	12,853,745.64
Actual Overcollateralization	125,637,953.26
Weighted Average APR	4.15%
Weighted Average APR, Yield Adjusted	6.67%
Weighted Average Remaining Term	20.72

Flow of Funds	$ Amount
Collections	10,692,691.88
Investment Earnings on Cash Accounts	79.85
Reserve Fund Balance	3,213,436.41
Servicing Fee	(115,266.75)
Aggregate Purchase Amount	128,390,458.87
Transfer to Collection Account	0.00
Available Funds	142,181,400.26

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	163,887.21
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	122,496,720.28
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	19,451,971.10

Total Distributions of Available Funds	142,181,400.26

Servicing Fee	115,266.75
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 05/17/21	122,496,720.28
Principal Paid	122,496,720.28
Note Balance @ 06/15/21	0.00

Class A-1
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-2a
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-2b
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-3
Note Balance @ 05/17/21	0.00
Principal Paid	0.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class A-4
Note Balance @ 05/17/21	87,796,720.28
Principal Paid	87,796,720.28
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Class B
Note Balance @ 05/17/21	34,700,000.00
Principal Paid	34,700,000.00
Note Balance @ 06/15/21	0.00
Note Factor @ 06/15/21	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	232,708.88
Total Principal Paid	122,496,720.28
Total Paid	122,729,429.16

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.10088%
Coupon	0.24088%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.24000%
Interest Paid	163,887.21
Principal Paid	87,796,720.28
Total Paid to A-4 Holders	87,960,607.49

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	34,700,000.00
Total Paid to B Holders	34,768,821.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1852114
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	97.4943056
Total Distribution Amount	97.6795170

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.7296803
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	926.6144621
Total A-4 Distribution Amount	928.3441424

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,001.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 05/17/21	3,213,436.41
Investment Earnings	71.23
Investment Earnings Paid	(71.23)
Deposit/(Withdrawal)	(3,213,436.41)
Balance as of 06/15/21	0.00
Change	(3,213,436.41)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$234,835.46	$257,916.58	$535,715.49
Number of Extensions	22	26	44
Ratio of extensions to Beginning of Period Receivables Balance	0.17%	0.17%	0.33%